Assets Classified as Held for Sale - Schedule of Disposal Process (Details)	12 Months Ended
Dec. 31, 2024 MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	3,601.7
Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	11.53
Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	14.8
Physical guarantee (MWm)	6
PCH Machado Mineiro [Member] | Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Installed capacity (MW)	1.7
Physical guarantee (MWm)	1.1
Term	May, 2027
Commercial Operation Status	In operation
Site	Minas Gerais
UHE Sinceridade [Member] | Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Installed capacity (MW)	1.4
Physical guarantee (MWm)	0.4
Term	March, 2047
Commercial Operation Status	In operation
Site	Minas Gerais
UHE Marmelos [Member] | Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Installed capacity (MW)	4
Physical guarantee (MWm)	2.7
Term	January, 2053
Commercial Operation Status	In operation
Site	Minas Gerais
UHE Martins [Member] | Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Installed capacity (MW)	7.7
Physical guarantee (MWm)	1.8
Term	January, 2053
Commercial Operation Status	In operation
Site	Minas Gerais